CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and cash equivalents [abstract]
Cash	$ 258	$ 652
Restricted cash	33	84
Cash equivalents	83	50
Total cash and cash equivalents	$ 374	$ 786	$ 199	$ 189